Provisions (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions
Beginning balance	₩ 22,527,236	₩ 21,670,769
Changes in other provisions
Increase in provision	5,659,564	3,911,898
Payment	(2,686,288)	(3,018,343)
Reversal of unused amount	(93,662)	10,640
Others	(59,550)	(47,728)
Ending balance	25,347,300	22,527,236
Current Provisions
Reconciliation of changes in other provisions
Beginning balance	2,451,664
Changes in other provisions
Ending balance	2,845,876	2,451,664
Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	20,075,572
Changes in other provisions
Ending balance	22,501,424	20,075,572
Provisions for employment benefits
Reconciliation of changes in other provisions
Beginning balance	1,024,574	975,619
Changes in other provisions
Increase in provision	1,048,569	1,078,382
Payment	(1,024,212)	(1,028,218)
Reversal of unused amount	0	0
Others	8	(1,209)
Ending balance	1,048,939	1,024,574
Provisions for employment benefits | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	1,024,574
Changes in other provisions
Ending balance	1,048,939	1,024,574
Provisions for employment benefits | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Litigation provisions
Reconciliation of changes in other provisions
Beginning balance	113,002	88,398
Changes in other provisions
Increase in provision	67,443	81,990
Payment	(44,446)	(34,662)
Reversal of unused amount	(15,763)	(22,724)
Others	(5,518)	0
Ending balance	114,718	113,002
Litigation provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	46,287
Changes in other provisions
Ending balance	26,269	46,287
Litigation provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	66,715
Changes in other provisions
Ending balance	88,449	66,715
Provisions For Nuclear Plants Restoration
Reconciliation of changes in other provisions
Beginning balance	16,974,884	15,994,039
Changes in other provisions
Increase in provision	2,545,803	1,028,580
Payment	(59,226)	(47,735)
Reversal of unused amount	0	0
Others	0	0
Ending balance	19,461,461	16,974,884
Provisions For Nuclear Plants Restoration | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Provisions For Nuclear Plants Restoration | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	16,974,884
Changes in other provisions
Ending balance	19,461,461	16,974,884
Spent fuel recovery provisions
Reconciliation of changes in other provisions
Beginning balance	1,354,001	1,355,280
Changes in other provisions
Increase in provision	452,063	394,642
Payment	(455,402)	(395,921)
Reversal of unused amount	0	0
Others	0	0
Ending balance	1,350,662	1,354,001
Spent fuel recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	487,529
Changes in other provisions
Ending balance	457,466	487,529
Spent fuel recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	866,472
Changes in other provisions
Ending balance	893,196	866,472
Radioactive waste recovery provisions
Reconciliation of changes in other provisions
Beginning balance	1,891,613	1,888,082
Changes in other provisions
Increase in provision	3,862	71,529
Payment	(51,666)	(67,998)
Reversal of unused amount	(11,274)	0
Others	0	0
Ending balance	1,832,535	1,891,613
Radioactive waste recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	46,369
Changes in other provisions
Ending balance	137,342	46,369
Radioactive waste recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	1,845,244
Changes in other provisions
Ending balance	1,695,193	1,845,244
PCBs recovery provisions
Reconciliation of changes in other provisions
Beginning balance	119,019	152,981
Changes in other provisions
Increase in provision	2,182	3,017
Payment	(17,408)	(14,839)
Reversal of unused amount	(128)	(22,140)
Others	0	0
Ending balance	103,665	119,019
PCBs recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
PCBs recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	119,019
Changes in other provisions
Ending balance	103,665	119,019
Other recovery provisions
Reconciliation of changes in other provisions
Beginning balance	25,840	10,773
Changes in other provisions
Increase in provision	553	15,280
Payment	(169)	0
Reversal of unused amount	0	0
Others	4,007	(213)
Ending balance	30,231	25,840
Other recovery provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Other recovery provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	25,840
Changes in other provisions
Ending balance	30,231	25,840
Power plant regional support program provisions
Reconciliation of changes in other provisions
Beginning balance	144,272	140,133
Changes in other provisions
Increase in provision	49,596	39,445
Payment	(47,280)	(42,935)
Reversal of unused amount	0	0
Others	0	7,629
Ending balance	146,588	144,272
Power plant regional support program provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	144,272
Changes in other provisions
Ending balance	146,588	144,272
Power plant regional support program provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Transmission regional support program provisions
Reconciliation of changes in other provisions
Beginning balance	96,895	139,785
Changes in other provisions
Increase in provision	306,409	151,796
Payment	(153,016)	(194,686)
Reversal of unused amount	0	0
Others	0	0
Ending balance	250,288	96,895
Transmission regional support program provisions | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	96,895
Changes in other provisions
Ending balance	250,288	96,895
Transmission regional support program provisions | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Provisions for tax
Reconciliation of changes in other provisions
Beginning balance	0	0
Changes in other provisions
Increase in provision		0
Payment		(24)
Reversal of unused amount		25
Others		(1)
Ending balance		0
Provisions for financial guarantee
Reconciliation of changes in other provisions
Beginning balance	66,354	81,357
Changes in other provisions
Increase in provision	85,355	11,303
Payment	(72,109)	(20,962)
Reversal of unused amount	0	(5,317)
Others	1,241	(27)
Ending balance	80,841	66,354
Provisions for financial guarantee | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	22,250
Changes in other provisions
Ending balance	21,032	22,250
Provisions for financial guarantee | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	44,104
Changes in other provisions
Ending balance	59,809	44,104
Provisions for RPS
Reconciliation of changes in other provisions
Beginning balance	9,126	2,889
Changes in other provisions
Increase in provision	445,402	494,199
Payment	(430,344)	(487,962)
Reversal of unused amount	(24,184)	0
Others	0	0
Ending balance	0	9,126
Provisions for RPS | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	9,126
Changes in other provisions
Ending balance	0	9,126
Provisions for RPS | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Provisions for greenhouse gas emissions obligations
Reconciliation of changes in other provisions
Beginning balance	393,121	682,459
Changes in other provisions
Increase in provision	547,911	331,684
Payment	(235,469)	(633,482)
Reversal of unused amount	(2,174)	65,389
Others	(47,845)	(52,929)
Ending balance	655,544	393,121
Provisions for greenhouse gas emissions obligations | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	393,121
Changes in other provisions
Ending balance	655,544	393,121
Provisions for greenhouse gas emissions obligations | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	0
Changes in other provisions
Ending balance	0	0
Others
Reconciliation of changes in other provisions
Beginning balance	314,535	158,974
Changes in other provisions
Increase in provision	104,416	210,051
Payment	(95,541)	(48,919)
Reversal of unused amount	(40,139)	(4,593)
Others	(11,443)	(978)
Ending balance	271,828	314,535
Others | Current Provisions
Reconciliation of changes in other provisions
Beginning balance	181,241
Changes in other provisions
Ending balance	102,408	181,241
Others | Noncurrent Provisions
Reconciliation of changes in other provisions
Beginning balance	133,294
Changes in other provisions
Ending balance	₩ 169,420	₩ 133,294